8. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options Outstanding	1,620,750	2,080,750	833,250
Options Outstanding, granted	0	0	1,575,000
Options Outstanding, exercised	0	0	0
Options Outstanding, expired or cancelled	(45,750)	(460,000)	(327,500)
Options Outstanding	1,575,000	1,620,750	2,080,750
Options Exercisable	1,620,750	2,080,750	833,250
Options Exercisable, granted	0	0	1,575,000
Options Exercisable, exercised	0	0	0
Options Exercisable, expired or cancelled	(45,750)	(460,000)	(327,500)
Options Exercisable	1,575,000	1,620,750	2,080,750
Weighted average exercise price	$ 0.08	$ 0.15	$ 0.39
Weighted average exercise price, options granted	0	0	0.08
Weighted average exercise price, options exercised	0	0	0
Weighted average exercise price, options expired or cancelled	0.2	0.4	0.4
Weighted average exercise price	$ 0.08	$ 0.08	$ 0.15
Weighted average remaining contractual life, stock options	2 years 2 months 12 days	3 years 1 month 9 days
Option 1
Expiry Date	Jan. 07, 2024
Optiion Exercise Price	$ 0.2
Number of Options	45,750
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	(45,750)
Stock Options, Balance	0
Option 2
Expiry Date	Mar. 14, 2027
Optiion Exercise Price	$ 0.08
Number of Options	1,575,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	1,575,000
Option 3
Expiry Date		Mar. 14, 2023
Optiion Exercise Price		$ 0.4
Number of Options		450,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		(450,000)
Stock Options, Balance		0
Option 4
Expiry Date		Mar. 26, 2023
Optiion Exercise Price		$ 0.4
Number of Options		10,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		(10,000)
Stock Options, Balance		0
Option 5
Expiry Date		Jan. 07, 2024
Optiion Exercise Price		$ 0.2
Number of Options		45,750
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		45,750
Option 6
Expiry Date		Mar. 14, 2027
Optiion Exercise Price		$ 0.08
Number of Options		1,575,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		1,575,000
Option 7
Expiry Date			Apr. 26, 2022
Optiion Exercise Price			$ 0.4
Number of Options			327,500
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(327,500)
Stock Options, Balance			0
Option 8
Expiry Date			Mar. 14, 2023
Optiion Exercise Price			$ 0.4
Number of Options			450,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			450,000
Option 9
Expiry Date			Mar. 26, 2023
Optiion Exercise Price			$ 0.4
Number of Options			10,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			10,000
Option 10
Expiry Date			Jan. 07, 2024
Optiion Exercise Price			$ 0.2
Number of Options			45,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			45,750
Option 11
Expiry Date			Mar. 14, 2027
Optiion Exercise Price			$ 0.08
Number of Options			0
Options Granted			1,575,000
Stock Options, Balance			1,575,000